Cover	Jul. 30, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 30, 2025
Entity File Number	000-56640
Entity Registrant Name	TRANS AMERICAN AQUACULTURE, INC.
Entity Central Index Key	0001990446
Entity Tax Identification Number	02-0685828
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	1022 Shadyside Lane
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75223
City Area Code	(972)
Local Phone Number	358-6037
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false